                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-772
                                   ------------


                         RIVERSOURCE EQUITY SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota        55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    -----------------

Date of fiscal year end:      11/30
                         --------------
Date of reporting period:      2/28
                         --------------

                          PORTFOLIO HOLDINGS
                                 FOR
                    RIVERSOURCE MID CAP GROWTH FUND
                           AT FEB. 28, 2007

INVESTMENTS IN SECURITIES

FEB. 28, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (95.9%)

ISSUER                              SHARES                     VALUE(a)

AEROSPACE & DEFENSE (1.3%)
Precision Castparts                   51,559                 $4,690,322
Rockwell Collins                     161,725                 10,589,753
                                                             ----------
Total                                                        15,280,075
-----------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.5%)
CH Robinson Worldwide                 56,684                  2,888,617
UTI Worldwide                        114,109(c)               3,439,245
                                                             ----------
Total                                                         6,327,862
-----------------------------------------------------------------------

AIRLINES (1.0%)
Southwest Airlines                   793,004                 11,998,151
-----------------------------------------------------------------------

AUTOMOBILES (0.5%)
Harley-Davidson                       91,615                  6,037,429
-----------------------------------------------------------------------

BEVERAGES (0.5%)
Pepsi Bottling Group                 196,986                  6,106,566
-----------------------------------------------------------------------

BIOTECHNOLOGY (3.6%)
Amylin Pharmaceuticals               152,319(b)               5,926,732
Applera - Celera Group               356,035(b,g)             4,952,447
Biogen Idec                          125,962(b)               5,692,223
Cephalon                              47,999(b)               3,411,769
MedImmune                            311,597(b)               9,943,060
OSI Pharmaceuticals                  259,785(b)               8,988,561
Vertex Pharmaceuticals                97,395(b)               2,989,053
                                                             ----------
Total                                                        41,903,845
-----------------------------------------------------------------------

CAPITAL MARKETS (6.0%)
E*TRADE Financial                    252,389(b)               5,827,662
Fortress Investment Group Cl A        19,537                    590,017
Legg Mason                            72,515                  7,450,191
Northern Trust                       172,622                 10,409,107
T Rowe Price Group                   548,070                 25,518,139
TD Ameritrade Holding              1,254,381(b)              20,070,096
                                                             ----------
Total                                                        69,865,212
-----------------------------------------------------------------------

CHEMICALS (0.8%)
Sigma-Aldrich                        232,503                  9,532,623
-----------------------------------------------------------------------

COMMERCIAL BANKS (0.1%)
TCF Financial                         47,389                  1,252,965
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

COMMERCIAL SERVICES & SUPPLIES (3.3%)
Cintas                               307,976                $12,436,071
Monster Worldwide                    137,005(b)               6,831,069
Robert Half Intl                     506,592                 19,792,550
                                                            -----------
Total                                                        39,059,690
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.6%)
F5 Networks                           82,514(b)               5,992,167
Juniper Networks                     699,840(b,d)            13,233,974
                                                            -----------
Total                                                        19,226,141
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.2%)
Network Appliance                    463,990(b)              17,942,493
SanDisk                              230,449(b)               8,392,953
                                                            -----------
Total                                                        26,335,446
-----------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.1%)
Fluor                                 84,904                  7,171,840
Foster Wheeler                        96,120(b)               5,313,514
                                                            -----------
Total                                                        12,485,354
-----------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.0%)
Martin Marietta Materials             95,581                 11,978,211
-----------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.5%)
Strayer Education                     47,325                  5,579,144
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
Level 3 Communications               826,840(b)               5,432,339
Time Warner Telecom Cl A             263,878(b)               5,807,955
                                                            -----------
Total                                                        11,240,294
-----------------------------------------------------------------------

ELECTRIC UTILITIES (0.3%)
Allegheny Energy                      80,742(b)               3,814,252
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.6%)
Rockwell Automation                  122,484                  7,605,032
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.6%)
Amphenol Cl A                        115,962                  7,484,187
Anixter Intl                          87,636(b)               5,433,432
Molex                                217,914                  6,391,418
                                                            -----------
Total                                                        19,309,037
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

ENERGY EQUIPMENT & SERVICES (3.5%)
BJ Services                          451,675                $12,100,373
ENSCO Intl                           295,046                 14,784,755
Natl Oilwell Varco                   105,465(b)               7,344,583
Smith Intl                           175,886                  7,211,326
                                                            -----------
Total                                                        41,441,037
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.7%)
Whole Foods Market                   160,760(d)               7,679,505
-----------------------------------------------------------------------

FOOD PRODUCTS (1.9%)
Hershey                              183,518                  9,704,431
HJ Heinz                             128,547                  5,896,451
WM Wrigley Jr                        145,647                  7,253,221
                                                            -----------
Total                                                        22,854,103
-----------------------------------------------------------------------

GAS UTILITIES (0.4%)
Questar                               55,121                  4,637,881
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.7%)
Biomet                               142,653                  6,038,501
Kinetic Concepts                      70,288(b)               3,454,655
ResMed                               167,918(b,d)             8,023,122
St. Jude Medical                     646,246(b)              25,623,655
                                                            -----------
Total                                                        43,139,933
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (4.8%)
Express Scripts                      201,233(b)              15,174,980
Health Management Associates Cl A    238,952                  4,769,482
Humana                               233,460(b)              13,970,246
Lincare Holdings                     247,170(b)               9,651,989
Omnicare                             314,891                 13,080,572
                                                            -----------
Total                                                        56,647,269
-----------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (1.6%)
Cerner                               152,396(b)               7,941,356
Dendrite Intl                        830,425(b)              10,579,614
                                                            -----------
Total                                                        18,520,970
-----------------------------------------------------------------------




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 RIVERSOURCE MID CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

COMMON STOCKS (CONTINUED)
ISSUER                              SHARES                     VALUE(a)

HOTELS, RESTAURANTS & LEISURE (3.9%)
Brinker Intl                         333,837                $11,353,795
Hilton Hotels                        168,977                  5,964,888
Intl Game Technology                 213,762                  8,817,683
Panera Bread Cl A                    132,474(b)               8,111,383
Starwood Hotels & Resorts Worldwide  113,842                  7,490,804
Station Casinos                       43,506                  3,753,698
                                                            -----------
Total                                                        45,492,251
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
Harman Intl Inds                      25,255                  2,504,286
-----------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.3%)
Energizer Holdings                    43,682(b)               3,753,157
-----------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.1%)
AES                                  623,035(b)              13,283,106
-----------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.9%)
VistaPrint                           286,459(b)              10,662,004
-----------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (2.5%)
Akamai Technologies                   91,079(b)               4,696,944
VeriSign                             957,844(b)              24,233,453
                                                            -----------
Total                                                        28,930,397
-----------------------------------------------------------------------

IT SERVICES (5.0%)
Acxiom                               747,044                 15,956,859
Alliance Data Systems                 63,796(b)               3,811,811
Fiserv                               221,050(b)              11,706,808
Paychex                              302,585                 12,294,029
VeriFone Holdings                    369,097(b)              14,413,238
                                                            -----------
Total                                                        58,182,745
-----------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.8%)
Invitrogen                           179,947(b,d)            11,381,648
Techne                               181,007(b)              10,194,314
                                                            -----------
Total                                                        21,575,962
-----------------------------------------------------------------------

MACHINERY (1.3%)
ITT                                  131,998                  7,816,922
Joy Global                           166,953                  7,402,696
                                                            -----------
Total                                                        15,219,618
-----------------------------------------------------------------------

MEDIA (2.0%)
Catalina Marketing                   229,442                  7,181,535
Lamar Advertising Cl A                73,696(b)               4,720,229
Sirius Satellite Radio             1,781,776(b,d)             6,503,482
XM Satellite Radio Holdings Cl A     359,509(b)               5,162,549
                                                            -----------
Total                                                        23,567,795
-----------------------------------------------------------------------

METALS & MINING (0.9%)
Allegheny Technologies                53,487                  5,479,743
Freeport-McMoRan Copper & Gold Cl B   83,752                  4,808,202
                                                            -----------
Total                                                        10,287,945
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.9%)
Denbury Resources                    449,381(b)              12,960,148
El Paso                              481,374                  6,922,158
Murphy Oil                            63,308                  3,280,621
Newfield Exploration                 299,379(b)              12,939,160
Williams Companies                   341,455                  9,209,041
                                                            -----------
Total                                                        45,311,128
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                              SHARES                     VALUE(a)

PHARMACEUTICALS (3.0%)
Allergan                             105,089                $11,739,492
Endo Pharmaceuticals Holdings        395,288(b)              12,336,939
Forest Laboratories                  104,598(b)               5,413,992
Sepracor                             107,062(b)               5,627,179
                                                         --------------
Total                                                        35,117,602
-----------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
St. Joe                              122,587(d)               6,820,741
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.4%)
Hittite Microwave                     54,878(b)               2,301,583
Integrated Device Technology         298,659(b)               4,844,249
KLA-Tencor                           242,216                 12,532,256
Kulicke & Soffa Inds                 859,929(b)               8,169,326
Marvell Technology Group              61,838(b,c)             1,268,916
Maxim Integrated Products            779,506                 25,528,821
MEMC Electronic Materials            110,872(b)               5,717,669
Microchip Technology                 575,101                 20,473,596
NVIDIA                               178,745(b)               5,541,095
                                                         --------------
Total                                                        86,377,511
-----------------------------------------------------------------------

SOFTWARE (8.2%)
Advent Software                      702,869(b)              25,443,858
BEA Systems                          423,984(b)               5,058,129
BMC Software                         107,005(b)               3,302,174
Business Objects ADR                 182,021(b,c)             6,570,958
Citrix Systems                       394,357(b)              12,698,295
Electronic Arts                      302,195(b,d)            15,236,672
Fair Isaac                           222,937                  8,701,231
Lawson Software                    1,168,483(b)               9,254,385
NAVTEQ                               287,950(b)               9,202,882
                                                         --------------
Total                                                        95,468,584
-----------------------------------------------------------------------

SPECIALTY RETAIL (3.8%)
Abercrombie & Fitch Cl A             113,775                  8,893,793
Chico's FAS                          241,682(b)               5,420,927
Coldwater Creek                      193,520(b)               3,560,768
GameStop Cl A                        135,044(b)               7,079,006
Limited Brands                       132,740                  3,674,243
TJX Companies                        288,724                  7,939,910
Urban Outfitters                     121,347(b)               3,011,833
Williams-Sonoma                      156,782                  5,292,960
                                                         --------------
Total                                                        44,873,440
-----------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.6%)
Coach                                150,558(b)               7,106,338
-----------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.5%)
Aircastle                             76,210                  2,623,910
Fastenal                             409,612(d)              14,447,016
                                                         --------------
Total                                                        17,070,926
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.8%)
American Tower Cl A                  388,985(b)              15,069,280
Crown Castle Intl                    107,448(b)               3,519,996
NII Holdings                         131,930(b)               9,345,921
SBA Communications Cl A              197,324(b)               5,321,828
                                                         --------------
Total                                                        33,257,025
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,030,377,738)                                   $1,124,720,588
-----------------------------------------------------------------------

MONEY MARKET FUND (6.7%)(e)

                                    SHARES                     VALUE(a)

RiverSource Short-Term Cash Fund  78,163,963(f)             $78,163,963
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $78,163,963)                                         $78,163,963
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,108,541,701)(h)                                $1,202,884,551
=======================================================================



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 RIVERSOURCE MID CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007


 NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Nov. 30, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 28, 2007, the value of foreign securities represented 1.0% of net assets.

(d)   At Feb. 28, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 3.4% of net assets. 3.3% of net assets is the Fund's cash equivalent position.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(h) At Feb. 28, 2007, the cost of securities for federal income tax purposes was approximately $1,108,542,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $130,719,000

      Unrealized depreciation                                      (36,376,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                  $94,343,000
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
3 RIVERSOURCE MID CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007





                                                             S-6426-80 G (4/07)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Equity Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   April 27, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   April 27, 2007





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   April 27, 2007